PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2015
PROPERTY, PLANT AND EQUIPMENT [Abstract]
Schedule Of Property, Plant And Equipment
	At December 31,
	2014	2015
	$	$

Buildings	63,695,930	94,618,940
Plant and machinery	158,824,781	177,001,485
Furniture, fixtures and equipment	14,733,578	17,107,733
Motor vehicles	1,616,276	1,432,100
	238,870,565	290,160,258
Less: Accumulated depreciation	(107,510,326)	(110,445,214)
	131,360,239	179,715,044
Construction in process	95,439,441	22,910,619
Property, plant and equipment, net	226,799,680	202,625,663